LONG-TERM INVESTMENTS (Details Narrative) - Xiamen Blue Wave [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020	Sep. 20, 2018
Equity interest				20.00%
Ownership percentage diluted				15.00%
Carrying value of cost method investment	$ 1,694,269	$ 1,722,999	$ 1,882,146